Short-Term Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term Loans

14.	SHORT-TERM LOANS

	As of December 31,
	2020	2021
	RMB	RMB
Short-term borrowing—banks	—	9,000

Total	—	9,000

In 2020, the Group entered into an aggregate RMB
500,000
of bank loan contracts with several banks and the loans were repaid in 2020. The weighted average interest rates of the short-term borrowings were
4.55% and 4.39%,
respectively, resulting in interest expenses of RMB
39,996, RMB8,367
for the years ended December 31, 2019 and 2020, respectively. In 2021, the Group acquired TYT (see in note 5) and assumed its RMB
9

million of bank loans with several banks. The loans are repayable within one year with a weighted average interest rates of
5.03%

and the related interest expense was immaterial for the years ended December 31, 2021.